Related party transactions - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and other short-term employee benefits	€ 30	€ 22	€ 20
Post-employment benefits	0	0	1
Share-based payments	15	7	6
Termination benefits	0	0	5
Total	€ 45	€ 29	€ 32